Employees' Stock Option Plans (ESOP) (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Share Option Grant

The following is the summary of grants made during fiscal 2026, 2025 and 2024 under the 2015 Plan and 2019 Plan:

	Fiscal 2026	Fiscal 2025	Fiscal 2024
2015 Plan
RSU - Equity settled
KMPs	377,609	380,842	494,650
Employees other than KMPs	2,254,341	1,874,690	4,644,720
	2,631,950	2,255,532	5,139,370

RSU - Incentive units (cash settled)
KMPs	—	—	—
Employees other than KMPs	119,800	94,050	176,990
	119,800	94,050	176,990

2015 Plan: Employee Stock Options (ESOPs)
Equity settled RSUs
KMPs	231,270	—	—
Employees other than KMPs	5,418,890	—	—
	5,650,160	—	—

Cash settled RSUs
KMPs	—	—	—
Employees other than KMPs	108,180	—	—
	108,180	—	—
Total Grants under 2015 Plan	8,510,090	2,349,582	5,316,360

2019 Plan
Equity settled Performance based RSU
KMPs	124,516	117,699	139,271
Employees other than KMPs	4,424,840	3,626,646	4,048,631
	4,549,356	3,744,345	4,187,902

Total grants under 2019 Plan	4,549,356	3,744,345	4,187,902

Refer to Note 2.20 for details on appointment and resignation of KMPs

Schedule of Break-up of Employee Stock Compensation Expense

Break-up of employee stock compensation expense:

(Dollars in millions)
	Year ended March 31,
	2026	2025	2024
Granted to:
KMP*	8	8	8
Employees other than KMP	100	87	71
Total (1)	108	95	79
(1) Cash settled stock compensation expense included in the above	2	2	2

* Includes reversal of employee stock compensation expense on account of resignation / retirement of key managerial personnel

Summary of Weighted Average Share Price of Option Exercised

The weighted average share price of option exercised is set out as follows:

	2019 Plan			2015 Plan
	Year ended March 31,			Year ended March 31,
	2026	2025	2024	2026	2025	2024
Weighted average share price of options exercised	16.62	18.75	16.39	16.77	18.89	17.07

Restricted Stock Units (RSUs)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Fair Value estimated on Date of Grant

The fair value of each equity settled award is estimated on the date of grant using the following assumptions:

	For options granted in
	Fiscal 2026- Equity Shares-RSU	Fiscal 2026- ADS- RSU	Fiscal 2026- Equity Shares-ESOP	Fiscal 2026- ADS-ESOP
Weighted average share price (₹) / ($- ADS)	1,641	17.55	1,554	17.93
Exercise price (₹)/ ($- ADS)	5.00	0.10	1,554	17.93
Expected volatility (%)	23-26	25-29	25-28	26-30
Expected life of the option (years)	1-4	1-4	3-7	3-7
Expected dividends (%)	2-3	2-3	2-3	2-3
Risk-free interest rate (%)	6	4	6	4
Weighted average fair value as on grant date (₹) / ($- ADS)	1,331	14.16	390	4.09

	For options granted in
	Fiscal 2025- Equity Shares-RSU	Fiscal 2025- ADS- RSU
Weighted average share price (₹) / ($- ADS)	1,808	21.44
Exercise price (₹)/ ($- ADS)	5.00	0.07
Expected volatility (%)	21-26	23-28
Expected life of the option (years)	1-4	1-4
Expected dividends (%)	2-3	2-3
Risk-free interest rate (%)	7	4-5
Weighted average fair value as on grant date (₹) / ($- ADS)	1,555	18.20

	For options granted in
	Fiscal 2024- Equity Shares-RSU	Fiscal 2024- ADS- RSU
Weighted average share price (₹) / ($- ADS)	1,588	19.19
Exercise price (₹)/ ($- ADS)	5.00	0.07
Expected volatility (%)	23-31	25-33
Expected life of the option (years)	1-4	1-4
Expected dividends (%)	2-3	2-3
Risk-free interest rate (%)	7	4-5
Weighted average fair value as on grant date (₹) / ($- ADS)	1,317	16.27

2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Equity Settled Share Based Payment Transaction

The activity in the 2015 Plan and 2019 Plan for equity-settled share based payment transaction during fiscal 2026 is set out below:

	Year ended March 31, 2026
	Shares arising out of options	Weighted average exercise price($)
2015 Plan: RSUs
Outstanding at the beginning	7,259,464	0.06
Granted	2,631,950	0.10
Exercised	1,865,144	0.10
Forfeited and expired	646,821	0.10
Outstanding at the end	7,379,449	0.10
Exercisable at the end	1,043,401	0.10
2015 Plan: Stock Options
Outstanding at the beginning	17,554	5.83
Granted	5,650,160	17.84
Exercised	14,728	5.63
Forfeited and expired	291,820	17.91
Outstanding at the end	5,361,166	17.54
Exercisable at the end	28,096	15.27
2019 Plan: RSUs
Outstanding at the beginning	8,072,635	0.06
Granted	4,549,356	0.10
Exercised	1,453,412	0.10
Forfeited and expired	745,697	0.10
Outstanding at the end	10,422,882	0.10
Exercisable at the end	2,353,433	0.10

The activity in the 2015 Plan and 2019 Plan for equity-settled share based payment transaction during fiscal 2025 is set out below:

	Year ended March 31, 2025
	Shares arising out of options	Weighted average exercise price($)
2015 Plan: RSUs
Outstanding at the beginning	8,076,058	0.06
Granted	2,255,532	0.06
Exercised	2,080,865	0.06
Forfeited and expired	991,261	0.06
Outstanding at the end	7,259,464	0.06
Exercisable at the end	629,138	0.06
2015 Plan: Stock Options
Outstanding at the beginning	82,050	6.61
Granted	—	—
Exercised	61,672	6.77
Forfeited and expired	2,824	5.90
Outstanding at the end	17,554	5.83
Exercisable at the end	17,554	5.83
2019 Plan: RSUs
Outstanding at the beginning	8,023,855	0.06
Granted	3,744,345	0.06
Exercised	1,514,356	0.06
Forfeited and expired	2,181,209	0.06
Outstanding at the end	8,072,635	0.06
Exercisable at the end	770,321	0.06

The activity in the 2015 Plan and 2019 Plan for equity-settled share based payment transaction during fiscal 2024 is set out below:

	Year ended March 31, 2024
	Shares arising out of options	Weighted average exercise price($)
2015 Plan: RSUs
Outstanding at the beginning	5,408,018	0.06
Granted	5,139,370	0.06
Exercised	1,815,025	0.06
Forfeited and expired	656,305	0.06
Outstanding at the end	8,076,058	0.06
Exercisable at the end	831,050	0.06
2015 Plan: Stock Options
Outstanding at the beginning	134,030	6.44
Granted	—	—
Exercised	51,980	6.03
Forfeited and expired	—	—
Outstanding at the end	82,050	6.61
Exercisable at the end	82,050	6.61
2019 Plan: RSUs
Outstanding at the beginning	7,222,038	0.06
Granted	4,187,902	0.06
Exercised	1,695,705	0.06
Forfeited and expired	1,690,380	0.06
Outstanding at the end	8,023,855	0.06
Exercisable at the end	814,798	0.06

Schedule of Equity Settled RSUs and Stock Options Outstanding

The following table summarizes information about equity settled RSUs and stock options outstanding as of March 31, 2026:

	2019 Plan - Options outstanding			2015 Plan - Options outstanding
Range of exercise prices per share ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)
American Depositary Share (ADS) and Indian Equity Shares (IES)
0 - 0.1 (RSUs)	10,422,882	1.19	0.10	7,379,449	1.37	0.10
5 - 19 (Stock Options)	—	—	—	5,361,166	7.17	17.54

The following table summarizes information about equity settled RSUs and stock options outstanding as of March 31, 2025:

	2019 Plan - Options outstanding			2015 Plan - Options outstanding
Range of exercise prices per share ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)
American Depositary Share (ADS) and Indian Equity Shares (IES)
0 - 0.06 (RSUs)	8,072,635	1.23	0.06	7,259,464	1.51	0.06
5 - 8 (Stock Options)	—	—	—	17,554	0.58	5.83